Unrecognized contractual commitments (excluding Orange Bank) (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of unrecognized contractual commitments [line items]
Schedule of operating leases and maturities

(in millions of euros)	Minimum future
lease payments
Property lease commitments	139
o/w technical activities	22
o/w shops/offices activities	117

Maturities are set forth below:

(in millions of euros)	Minimum	Less than	1-2	2-3	3-4	4-5	More than
	future	one year	years	years	years	years	five years
	lease
	payments
Property lease commitments	139	33	24	15	20	11	37

Telecom activities, operating segment [member]
Disclosure of unrecognized contractual commitments [line items]
Schedule of commitments relating to operating activities

(in millions of euros)	Total	Less than	From one	More than
		one year	to five years	five years
Operating activities commitments	12,837	3,580	5,840	3,417
Operating leases commitments	179	54	85	40
Handsets purchase commitments	3,850	1,558	2,286	6
Transmission capacity purchase commitments	1,714	213	519	982
Other goods and services purchase commitments	4,635	1,190	1,626	1,819
Investment commitments	1,081	430	640	10
Public initiative networks commitments(1)	82	14	56	12
Guarantees granted to third parties in the ordinary course of business	1,296	120	629	548
(1)	Including unrecognized contractual commitments carried by Orange SA in the context of the deployment of the High and Very High Speed network in France. The unrecognized contractual commitments relating to Orange Concessions' group are presented in Note 11.3.

Schedule of assets covered by commitments

(in millions of euros)	December 31,	December 31,	December 31,
	2021	2020	2019
Assets held under leases	998	716	636
Non-current pledged, mortgaged or receivership assets(1)	21	20	366
Collateralized current assets	2	2	2
Total	1,021	739	1,004

(1)	Non-current pledged, mortgaged or receivership assets are shown excluding cash collateral deposits, which are presented in Note 9.

Non-current pledged or mortgaged assets comprise the following assets given as guarantees:

December 31, 2021	Total in statement of	Amount of asset pledged,	Percentage
(in millions of euros)	financial position (a)	mortgaged or receivership (b)	(b)/(a)
Intangibles assets, net (excluding goodwill)	14,852	19	0%
Property, plant and equipment, net	30,479	2	0%
Non-current financial assets	977	—	—
Other(1)	34,894	—	—
Total	81,202	21	0%

(1)	This item mainly includes net goodwill, interests in associates, net deferred tax assets, non-current derivatives assets and rights of use.